CONTRACT LIABILITIES (Tables)	12 Months Ended
May 31, 2026
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

The movement of contract liabilities is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	78,996	17,592
Additions	-	88,354
Recognized to revenue from the beginning balance	(79,283)	(17,668)
Recognized to revenue during the year	-	(8,802)
Exchange adjustment	287	(480)
Balance at end of the year	-	78,996